Contractual Commitments - Contractual Commitments - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure of geographical areas [abstract]
Obligation with third parties to buy goods and services	$ 54,466
Termination of investment and expense commitments	$ 228,860